6. SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended
Aug. 15, 2014
Integrated Inpatient Solutions [Member]
Shares issued in Acquisition	47,278,938
Milestone 1 [Member]
Minimum Revenue Needed for Contingent Share Issuance	$ 75,000,000
Months Available to Reach Minimum Revenue	12 months
Contingent Share Issuance, Shares Issued	47,278,938
Milestone 2 [Member]
Minimum Revenue Needed for Contingent Share Issuance	$ 10,000,000
Months Available to Reach Minimum Revenue	18 months
Contingent Share Issuance, Shares Issued	94,557,876